SCHEDULE OF WARRANTY OBLIGATION (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Beginning warranty obligation	$ 307	$ 328
Provision of warranty expense	197	397	328
Settlement of warranty claims	(90)	(418)
Ending warranty obligation	$ 414	$ 307	$ 328